Supplementary Financial Statement Information - Schedule of Revenue by Major Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue by Major Customers [Line Items]
Revenues	$ 181	$ 2,234
Customer A [Member]
Schedule of Revenue by Major Customers [Line Items]
Revenues		2,159
Customer B [Member]
Schedule of Revenue by Major Customers [Line Items]
Revenues	$ 78	$ 33